Financial Instruments and Risk Management - Notional Amounts of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Euros into Dollars [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	$ 44.8
Japanese Yen into Dollars [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	62.7
Dollars into NIS [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	29.7
Korean Won into Dollars [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	11.1
Taiwan Dollars into Dollars [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	$ 9.5